Reverse Recapitalization - Schedule of Reverse Recapitalization (Details) - shares		Mar. 31, 2026	Dec. 31, 2025
Schedule of Reverse Recapitalization [Line Items]
Shares		297,993,837	1
% of Voting		100.00%
Shares, diluted		346,032,251
% of Voting, diluted		100.00%
Old Xanadu Shareholders [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares		257,684,899
% of Voting		86.50%
Shares, diluted		257,684,899
% of Voting, diluted		74.50%
PIPE Investors [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares		27,500,000
% of Voting		9.20%
Shares, diluted		27,500,000
% of Voting, diluted		7.90%
SPAC Public Shareholders [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares		3,211,605
% of Voting		1.00%
Shares, diluted		3,211,605
% of Voting, diluted		0.90%
SPAC Private Placement Shareholders [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares		2,264,000
% of Voting		0.80%
Shares, diluted		2,264,000
% of Voting, diluted		0.70%
SPAC Sponsor Shares [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares	[1]	7,333,333
% of Voting	[1]	2.50%
Shares, diluted	[1]	7,333,333
% of Voting, diluted	[1]	2.10%
Old Xanadu Options [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares, diluted		47,360,480
% of Voting, diluted		13.70%
Old Xanadu Warrants [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares, diluted		677,934
% of Voting, diluted		0.20%
Xanadu Class A Multiple Voting Shares [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares		254,709,401
% of Voting		85.50%
Xanadu Class B Subordinate Voting Shares [Member]
Schedule of Reverse Recapitalization [Line Items]
Shares	[1]	43,284,436
% of Voting	[1]	14.50%

[1]	Includes 1,100,000 Earn-out Shares subject to forfeiture. Refer to the section below for additional information.